Restatement of prior year balances	12 Months Ended
Dec. 31, 2024
Restatement Of Prior Year Balances [Abstract]
Restatement of prior year balances [Text Block]

21 Restatement of prior year balances

During the year ended December 31, 2024, the Company reassessed the accounting treatment of the Company's option and joint venture agreement with Captiva, including the settlement agreement related thereto (collectively, the "Option Transaction"), where Captiva was in default of its funding obligations under the Option and Joint Venture Agreement and the Company agreed to repay Captiva the amount funded by Captiva under the Option and Joint Venture Agreement (equal to $5,591,588) in 48 equal monthly installments of $116,491 starting on July 1, 2024, with the last payment on June 1, 2028. The Company has determined that the Option was a financial instrument and should have been classified as a financial liability at fair value through profit or loss and would be recorded at fair value at inception and at fair value at each reporting period with the changes in value going through profit or loss.

The Company has determined:

- the fair value of the Option liability as at January 1, 2023 was $3,811,504 which is the cumulative impact on the statement of loss and comprehensive loss as at December 31, 2022;

- the fair value of the Option liability did not fluctuate between December 31, 2022 and settlement of the obligation as of August 21, 2023;

- accretion expenses of approximately $185,587 for the year ended December 31, 2023 would be recorded in the statement of loss and comprehensive loss as opposed to the being capitalized as part of Sage Ranch.

- The restatement had no impact on total operating, investing, or financing cash flows for the years ended December 31, 2023, and 2022.

Statement of Loss and Comprehensive Loss	As stated December 31, 2022	Adjustment	As amended December 31, 2022

Fair value adjustment on option liability	-	(3,811,504)	(3,811,504)
Loss	(2,763,134)	(3,811,504)	(6,574,638)
Other comprehensive gain ("OCI")
Cumulative translation adjustment	602,372	-	602,372
Total comprehensive loss	$(2,160,762)	-	$(5,972,266)
Loss per share-basic and diluted	$(0.09)	$(0.12)	$(0.21)

Statement of Financial Position	As stated December 31, 2022	Adjustment	As amended December 31, 2022
Non-current liabilities
Option Liability	-	3,811,504	3,811,504
Total liabilities	5,573,985	3,811,504	9,385,489
Shareholders' equity
Share capital	25,490,912	-	25,490,912
Reserves	7,797,368	-	7,797,368
Accumulated other comprehensive income	1,033,389	-	1,033,389
Deficit	(24,842,524)	(3,811,504)	(28,654,028)
Total shareholders' equity	9,479,145	-	5,667,641
Total liabilities and shareholders' equity	$15,053,130	-	$15,053,130

Statement of Financial Position	As stated December 31, 2023	Adjustment	As amended December 31, 2023
Non-current assets
Deposits and prepaid expenses - long term	51,192	-	51,192
Sage Ranch	12,333,170	(3,997,091)	8,336,079
Power project acquisition and development costs	7,175,580	-	7,175,580
Total assets	$22,110,851	(3,997,091)	$18,113,760
Shareholders' equity
Share capital	26,410,615	-	26,410,615
Reserves	9,405,117	-	9,405,117
Accumulated other comprehensive income	653,192	-	653,192
Deficit	(27,470,772)	(3,997,091)	(31,467,863)
Total shareholders' equity	8,998,152	(3,997,091)	5,001,061
Total liabilities and shareholders' equity	$22,110,851	-	$18,113,760

Statement of Loss and Comprehensive Loss	Year ended December 31, 2023 as stated	Adjustment	Year ended December 31, 2023 as amended
Accretion of joint venture settlement obligation	-	(185,587)	(185,587)
Loss	(2,628,248)	(185,587)	(2,813,835)
Other comprehensive income (loss)
Cumulative translation adjustment	(380,197)	-	(380,197)
Total comprehensive loss	$(3,008,445)	$(185,587)	$(3,194,032)